ANFIELD CAPITAL DIVERSIFIED ALTERNATIVES ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	BOND FUNDS — 9.3%
	INTERNATIONAL BOND - 1.8%
11,072	iShares JP Morgan USD Emerging Markets Bond ETF	$ 1,248,147

	SHORT-TERM BONDS - 7.5%
102,877	Janus Henderson Short Duration Income ETF	5,163,396

	TOTAL BOND FUNDS (Cost $6,337,764)	6,411,543

Shares		Fair Value
	CLOSED END FUNDS — 18.1%
	EQUITY - 4.9%
204,380	Eaton Vance Tax-Managed Buy-Write Opportunities	3,366,139

	FIXED INCOME - 10.5%
126,786	Flaherty & Crumrine Preferred and Income	2,942,702
244,765	Oxford Lane Capital Corporation	1,747,622
69,876	PIMCO Corporate & Income Strategy Fund	1,322,753
48,072	PIMCO Income Opportunity Fund	1,267,178
		7,280,255
	MIXED ALLOCATION - 2.7%
61,192	Virtus AllianzGI Equity & Convertible Income Fund	1,846,775

	TOTAL CLOSED END FUNDS (Cost $10,611,127)	12,493,169

Shares		Fair Value
	COMMON STOCKS — 17.1%
	ASSET MANAGEMENT - 7.5%
44,682	Blackstone Group, Inc. (The)	5,150,494

	BUSINESS DEVELOPMENT COMPANIES - 2.6%
89,253	Ares Capital Corporation	1,782,382

ANFIELD CAPITAL DIVERSIFIED ALTERNATIVES ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	COMMON STOCKS — 17.1% (Continued)
	INFRASTRUCTURE REITS - 7.0%
7,994	American Tower Corporation	$ 2,260,703
13,328	Crown Castle International Corporation	2,573,504
		4,834,207

	TOTAL COMMON STOCKS (Cost $7,264,152)	11,767,083

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.2%
	ALTERNATIVE - 5.9%
36,149	First Trust ETF III-First Trust Long/Short Equity	1,772,562
41,710	IndexIQ ETF Trust - IQ Hedge Multi-Strategy	1,340,977
12,699	ProShares Long Online/Short Stores ETF	952,362
		4,065,901
	COMMODITY - 3.5%
9,788	Aberdeen Standard Physical Palladium Shares ETF(a)	2,428,335

	EQUITY - 32.2%
10,000	AdvisorShares STAR Global Buy-Write ETF	399,376
8,231	Amplify Online Retail ETF	994,881
25,728	Amplify Transformational Data Sharing ETF	1,151,328
15,455	ARK Autonomous Technology & Robotics ETF	1,254,637
12,143	ARK Genomic Revolution ETF	1,024,262
26,626	Emerging Markets Internet and Ecommerce ETF	1,409,847
11,640	First Trust Cloud Computing ETF	1,231,628
15,027	First Trust NASDAQ Clean Edge Green Energy Index	1,003,203
52,691	Global X Video Games & Esports ETF	1,606,022
25,955	Invesco Dynamic Biotechnology & Genome ETF	1,957,007
59,066	Invesco S&P 500 BuyWrite ETF	1,336,073
20,681	iShares Global Healthcare ETF	1,780,841
20,587	iShares Global Materials ETF	1,915,414
13,679	iShares MSCI USA Size Factor ETF	1,792,633
27,584	VanEck Vectors Junior Gold Miners ETF	1,264,175
38,078	WisdomTree Cloud Computing Fund(a)	2,184,153
		22,305,480
ANFIELD CAPITAL DIVERSIFIED ALTERNATIVES ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.2% (Continued)
	FIXED INCOME - 7.8%
83,967	iShares Preferred & Income Securities ETF	$ 3,309,980
24,209	SPDR Bloomberg Convertible Securities ETF	2,074,953
		5,384,933
	MIXED ALLOCATION - 1.8%
72,901	Amplify High Income ETF	1,255,355

	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,828,569)	35,440,004

	TOTAL INVESTMENTS - 95.7% (Cost $53,041,612)	$ 66,111,799
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.3%	2,949,578
	NET ASSETS - 100.0%	$ 69,061,377

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.